Discontinued Products (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 1993
Reserve For Discontinued Products [Roll Forward]
Operating income (loss)	$ 3,077.8		$ 2,644.2		$ 1,901.2
Assets:
Investments	20,295.0		19,716.0
Collateral received under securities loan agreements			210.6
Total assets	38,593.1		37,739.4		38,550.4
Liabilities:
Policyholders' funds	1,351.6		1,316.6
Total liabilities	28,472.9		27,848.6
Mortgage loans investment portfolio	437.1						5,400.0
Mortgage loans investment portfolio percentages (in hundredths)	12.00%						37.00%
Real Estate investment portfolio	67.0						500.0
Real Estate investment portfolio percentages (in hundredths)	2.00%						4.00%
Expected Runoff Of Single Premium Annuities	2,780.5		2,943.5		3,103.9
Expected Runoff Of Guaranteed Investment Contracts Liabilities	17.0		18.0		19.1
Actual Runoff Of Single Premium Annuities	3,005.8		3,162.2		3,301.0
Actual Runoff Of Guaranteed Investment Contracts Liabilities	8.2		10.2		12.1
Scheduled Contract Maturities, Settlements And Benefit Payments	412.0		432.2		447.1
Discontinued Products [Member]
Reserve For Discontinued Products [Roll Forward]
Reserve, beginning of period	884.8	[1]	789.2		790.4
Operating income (loss)	(16.9)		(15.4)		(34.8)
Net realized capital gains	28.4		111.0		(8.5)
Cumulative effect of new accounting standard as of April 1, 2009	0	[2]	0	[2]	42.1	[2]
Reserve, end of period	896.3	[1]	884.8	[1]	789.2
Assets:
Investments	3,646.0	[1]	3,712.3	[1]
Other Assets	130.0	[1]	90.4	[1]
Collateral received under securities loan agreements	0	[1]	35.1	[1]
Current and deferred income taxes	15.7	[1]	20.7	[1]
Receivable from continuing products	523.2	[1],[3]	492.4	[1],[3]
Total assets	4,314.9	[1]	4,350.9	[1]
Liabilities:
Liability for Future Policy Benefits	3,005.8	[1]	3,162.2	[1]
Policyholders' funds	8.2	[1]	10.2	[1]
Reserve for anticipated future losses on discontinued products	896.3	[1]	884.8	[1]	789.2
Collateral payable under securities loan agreements	0	[1]	35.1	[1]
Other Liabilities	404.6	[1],[4]	258.6	[1],[4]
Total liabilities	4,314.9	[1]	4,350.9	[1]
Debt And Equity Securities Available For Sale [Member]
Assets:
Investments	17,390.8		16,961.6
Debt And Equity Securities Available For Sale [Member] | Discontinued Products [Member]
Assets:
Investments	2,589.7	[1]	2,611.9	[1]
Mortgage Loans [Member]
Assets:
Investments	1,648.5		1,509.8
Mortgage Loans [Member] | Discontinued Products [Member]
Assets:
Investments	437.1	[1]	498.8	[1]
Other Investments [Member]
Assets:
Investments	1,255.7		1,244.6
Other Investments [Member] | Discontinued Products [Member]
Assets:
Investments	619.2	[1]	601.6	[1]
Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Member]
Reserve For Discontinued Products [Roll Forward]
2012	423.4
2013	410.6
2014	387.0
2015	369.6
2016	352.4
Thereafter	4,475.5
Discontinued Products Reserve Balance [Member]
Reserve For Discontinued Products [Roll Forward]
2012	47.9
2013	47.0
2014	46.0
2015	44.9
2016	43.6
Thereafter	$ 666.9

[1]	Assets supporting the discontinued products are distinguished from assets supporting continuing products.
[2]	The adoption of new accounting guidance from other-than-temporary impairments of debt securities in 2009 resulted in a cumulative effect adjustment at April 1, 2009. Refer to Note 2 beginning on page 66 for additional information. This amount is not reflected in accumulated other comprehensive loss and retained earnings in our shareholders' equity since the results of discontinued products do not impact our operating results
[3]	The receivable from continuing products is eliminated in consolidation.
[4]	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.